Intangible Assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

7. Intangible Assets, net

Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Software	223,381	223,381	28,757
Internally developed software	62,688,252	70,655,285	9,096,037
Less: accumulated amortization	(47,575,044)	(52,091,503)	(6,706,168)
	15,336,589	18,787,163	2,418,626

Amortization expense of intangible assets totaled HK$6,160,391, HK$5,514,165 and HK$4,516,459 (US$581,441) for the years ended December 31, 2022, 2023 and 2024, respectively. No impairment charge was recognized for any of the periods presented.

Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2025	4,411,930	567,983
2026	6,309,871	812,322
2027	4,608,778	593,326
2028	3,456,584	444,995
Total	18,787,163	2,418,626

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements